Derivative Instruments and Hedging Activities - Effective Portion of Gains (Losses) on Interest Rate Swap Agreements (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Derivative [Line Items]
Amount of Loss Recognized in OCI	$ (16,948)	$ (11,081)	$ 21,059	$ (68,634)
Interest expense
Derivative [Line Items]
Amount of Loss Recognized in OCI	(435)	(1,055)	4,040	(10,226)
Amount of Loss Reclassified from Accumulated OCI to Interest Expense	$ (825)	$ (482)	$ (1,640)	$ (634)